Investment in Associate (Details 1) - Stimunity S.A. [Member]	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Statements [Line Items]
Name	Associate:Stimunity S.A.
Principal Activity	Biotechnology
Place of Incorporation and principal place of business	Paris, France
Voting rights held	36.40%	36.50%